Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	[1]	$ (7,901,777)	$ (5,601,227)	$ (9,327,606)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		449,369	430,414	404,598
Interest accrued on note payable		59,390
Share-based compensation		883,326	981,023	1,153,787
Non-cash interest				449,147
Change in fair market value of convertible note		38,069	(22,602)	(345,396)
Change in fair value of cryptocurrency		1,454,388
Amortization of derivative liability		56,164
Change in fair value of derivative liability		(512,138)
Conversion inducement expense				129,259
Gain from extinguishment of debt			(1,607,766)
Changes in operating assets and liabilities:
Accounts receivable		1,453,787	1,120,176	45,383
Unbilled receivables		(847,073)	334,728	1,070,440
Prepaid expense and other assets		264,242	591,263	288,272
Security deposits				11,457
Accounts payable		68,162	(272,319)	(181,880)
Accrued expenses		(44,600)	(217,893)	435,193
Income tax payable		47,330	58,035	76,662
Net cash used in operating activities		(4,531,361)	(4,206,168)	(5,790,684)
Cash flows from investing activities:
Capitalization of software development costs		(303,090)	(336,153)	(328,645)
Purchase of property and equipment		(6,074)	(9,570)	(34,724)
Cash acquired from acquisition of Jak Solar Loans 1 Limited		6,853
Net cash used in investing activities		(302,311)	(345,723)	(363,369)
Cash flows from financing activities:
Proceeds from issuance of convertible notes		880,000		7,675,000
Proceeds from issuance of notes payable, net of discounts		2,000,000	875,000
Repayment of insurance financing payable		(180,411)	(236,082)	(346,524)
Repayment of cryptocurrency due to cancellation of agreement		(880,000)
Proceeds from issuance of common stock from ATM Offering			3,079,016
Repayment of short-term borrowings		(14,677,864)	(16,378,757)	(19,385,421)
Proceeds from short-term borrowings		14,214,172	16,902,846	18,857,667
Proceeds from issuance of Series A4 Shares		3,455,000
Net cash provided by financing activities		4,810,897	4,242,023	6,800,722
Net (decrease) increase in cash and cash equivalents		(22,775)	(309,868)	646,669
Effect of exchange rate changes on cash and cash equivalents		165,461	(1,046,205)	(99,564)
Cash and cash equivalents at beginning of the period		204,032	1,560,105	1,013,000
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows		346,718	204,032	1,560,105
Supplemental disclosure of cash flow information
Cash paid for interest		705,957	675,628	816,819
Supplemental disclosure of non-cash activity
Issuance of 2,311,248 Series A4 Preferred Stock in exchange for Cryptocurrency (11,300,000 FET Token)		5,200,000
Financing of insurance premiums		180,411	222,891	341,653
Conversion of convertible notes to preferred stock				7,054,065
Conversion of convertible notes to ordinary shares				1,040,000
Conversion of preferred stock to ordinary shares				1,368,907
Conversion of warrants to ordinary shares				60,253
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheet
Cash and cash equivalents		$ 346,718	$ 204,032	$ 1,560,105

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.